VARIABLE INTEREST ENTITIES ("VIEs")	12 Months Ended
Dec. 31, 2020
VARIABLE INTEREST ENTITIES [Abstract]
VARIABLE INTEREST ENTITIES (VIEs)	VARIABLE INTEREST ENTITIES (“VIEs”)
Eskimo SPV

As of December 31, 2020 and 2019, we leased one vessel from a VIE under a finance lease with a wholly-owned subsidiary, Sea 23 Leasing Co. Limited (“Eskimo SPV”) of China Merchants Bank Leasing (“CMBL”). Eskimo SPV is a special purpose vehicle (SPV).

In November 2015, we sold the Golar Eskimo to Eskimo SPV and subsequently leased back the vessel under a bareboat charter for a term of ten years. From the third year anniversary of the commencement of the bareboat charter, we have an annual option to repurchase the vessel at fixed pre-determined amounts, which we have not exercised. The next repurchase option is in November 2021. We have an obligation to repurchase the Golar Eskimo at the end of the ten year lease period.

While we do not hold any equity investment in Eskimo SPV, we have determined that we have a variable interest in Eskimo SPV and that Eskimo SPV is a VIE. Based on our evaluation of the bareboat agreement we have concluded that we are the primary beneficiary of Eskimo SPV and, accordingly, have consolidated Eskimo SPV into our financial results. We did not record any gain or loss from the sale of the Golar Eskimo to Eskimo SPV, and we continued to report the vessel in our consolidated financial statements at the same carrying value, as if the sale had not occurred, and our contractual debt with the Eskimo SPV eliminates on consolidation.
The equity attributable to CMBL in Eskimo SPV is included in "Non-controlling interests" in our consolidated results. As of December 31, 2020 and 2019, the Golar Eskimo is reported under “Vessels and equipment, net” in our consolidated balance sheets.

The following table gives a summary of the sale and leaseback arrangement, including repurchase options and obligation as of December 31, 2020:

Vessel	Effective from	Sales value (in $ millions)	Subsequent repurchase option (in $ millions)	Subsequent repurchase option	Repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Eskimo	November 2015	285.0	189.1	November 2021	128.3	November 2025

A summary of our payment obligations under the bareboat charter with Eskimo SPV as of December 31, 2020 is shown below:

(in thousands of $)	2021	2022	2023	2024	2025
Golar Eskimo*	19,724	19,230	18,893	18,685	15,358

*The payment obligation table above includes variable rental payments due under the lease based on an assumed LIBOR plus margin but excludes the repurchase obligation at the end of lease term.

The most significant impact of consolidation of Eskimo SPV’s liabilities on our consolidated balance sheets is as follows:

(in thousands of $)	2020	2019
Liabilities
Short-term debt (note 21)	11,083	11,436
Long-term debt (note 21)	153,384	169,395

The most significant impact of consolidation of Eskimo SPV’s operations on our consolidated statement of operations is interest expense of $5.7 million, $7.6 million and $8.0 million for the years ended December 31, 2020, 2019, and 2018 respectively. The most significant impact of consolidation of Eskimo SPV’s cash flows on our consolidated statement of cash flows is net cash of $22.1 million, $20.1 million, and $12.8 million used in financing activities for the years ended December 31, 2020, 2019, and 2018, respectively.

Hilli LLC

On July 12, 2018, we acquired an interest in the Hilli through the acquisition of 50% of the Hilli Common Units for a purchase price of $658 million less assumed net lease obligations and net of working capital adjustments. Concurrently with the closing of the Hilli Acquisition, we have determined that (i) Hilli LLC is a VIE, (ii) Golar is the primary beneficiary and retains sole control over the most significant activities and the greatest exposure to variability in residual returns and expected losses from the Hilli and (iii) we are not the primary beneficiary. Thus, Hilli LLC was not consolidated into our financial statements.

As of December 31, 2020, our maximum exposure as a result of our ownership in the Hilli LLC is the carrying value of our investment in affiliate of $185.6 million (note 10) and the outstanding portion of the Hilli Facility which we have guaranteed (note 25).

PTGI

We consolidate PTGI, which owns the NR Satu, in our consolidated financial statements effective September 28, 2011. PTGI became a VIE, and we became its primary beneficiary upon our agreement to acquire all of Golar’s interests in certain subsidiaries that own and operate the NR Satu on July 19, 2012. We consolidate PTGI as we hold all of the voting stock and control all of the economic interests in PTGI.
The following table summarizes the balance sheets of PTGI as of December 31, 2020 and 2019:

(in thousands of $)	2020	2019
ASSETS
Cash	11,040	13,108
Restricted cash (note 17)	8,723	9,543
Vessels and equipment, net*	206,315	227,418
Other assets	7,373	3,158
Total assets	233,451	253,227

LIABILITIES AND EQUITY
Accrued liabilities	4,077	2,704
Current portion of long-term debt	14,462	14,382
Amounts due to related parties	19,901	51,203
Other current liabilities	1,076	974
Long-term debt	44,403	58,865
Total liabilities	83,919	128,128
Total equity	149,532	125,099
Total liabilities and equity	233,451	253,227

*PTGI recorded the NR Satu at the acquisition price when it purchased the vessel from a Golar related party entity. However, as of the date of the acquisition of the subsidiaries which own and operate the NR Satu, the acquisition was deemed to be a reorganization of entities under common control, and accordingly, we recorded the NR Satu at historical book values.

Trade creditors of PTGI have no recourse to our general credit. The long-term debt of PTGI is secured against the NR Satu and has been guaranteed by us.

PTGI paid no dividends to PT Pesona during each of the years ended December 31, 2020, 2019 and 2018.